RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Summary of Redeemable Non-controlling Interest Activity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) In Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance				$ 0	$ 0
Capital contributions					56,771
Consolidation of Redeemable Non-Controlling interest					2,179
Redeemable Non-controlling Interests in income (loss)	1,176	(2,042)	157	0	(709)	0	0
Deconsolidation of Redeemable Non-Controlling interests in income (loss)					(56,524)
Ending balance	$ 1,717				$ 1,717	$ 0